Segment Information - Reconciliation of Adjusted Gross Margin to Operating Income (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended				9 Months Ended				12 Months Ended
	Apr. 30, 2014	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Adjusted Gross Margin		$ 358,354		$ 369,054		$ 1,044,076		$ 1,084,535		$ 1,419,047	$ 1,418,289	$ 1,333,754
Less adjustments:
Selling, general and administrative		169,183	[1]	208,033	[1]	575,413	[1]	620,226	[1]	792,929	1,188,248	806,435
Impairment				2,837				138,435		138,435	573,180	185,240
Restructuring Charges		4,735		15,889		2,325		15,889		36,551
Depreciation and amortization		47,252		49,421		157,146		150,441		202,485	198,206	172,846
Amortization of upfront incentive consideration		10,388		9,385		33,177		28,736		36,649	36,527	37,748
Restructuring and other costs		4,865		2,582		10,016		4,521		12,615	4,525	1,786
Litigation and taxes, including penalties		188		5,389		1,127		19,864		20,921	22,187
Stock-based compensation	7,000	2,172		544		5,618		816		1,702	1,715	1,454
Amortization of Expedia SMA incentive payments		2,875				7,625
Operating income (loss)		$ 116,696		$ 74,974		$ 251,629		$ 105,607		$ 176,760	$ (606,299)	$ 128,245

[1]	Includes stock-based compensation as follows: Cost of revenue $ 1,702 $ 1,715 $ 1,454 Selling, general and administrative 7,384 8,119 5,880